HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary): | HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD TOTAL RETURN BOND HLS FUND

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD TOTAL RETURN BOND HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011, AS LAST AMENDED DECEMBER 15, 2011

The Board of Directors of Hartford Series Fund, Inc. (the “Board”) has approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of the Hartford Total Return Bond HLS Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board has also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        The following replaces (a) the sentence immediately preceding the last sentence of the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the sentence immediately preceding the last sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus:

Additionally, the Fund may invest up to 40% of its total assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its total assets in non-dollar securities.

3.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

4.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund’s prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies similar to those of the Fund.